Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Abstract]
Trade receivables, net	€ 793	€ 207	€ 25
Research tax credit	7,911	9,585	8,785
Social security costs receivables	24	5	10
VAT receivables	2,766	1,814	1,103
Grants receivables	3	3	0
Other receivables	422	420	361
TOTAL	11,919	12,033	10,284
Trade receivables, net	793	207	25
Research tax credit	7,911	9,585	7,295
Social security costs receivables	24	5	10
VAT receivables	2,766	1,814	1,103
Grants receivables	3	3	(1)
Other receivables	422	420	361
TOTAL	€ 11,919	12,033	8,794	[1]
Research tax credit			1,489
Other receivables		0
TOTAL		€ 0	€ 1,489

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.